UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08955
                                                    ---------------------

                HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 532-2834
                                                           ---------------

                       Date of fiscal year end: AUGUST 31
                                                ---------------

                   Date of reporting period: NOVEMBER 30, 2005
                                             ----------------------

  Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (UNAUDITED)

NOVEMBER 30, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
SENIOR LOAN NOTES (A) - 88.0%
AEROSPACE/DEFENSE - 0.9%
   8,000,000   DeCrane Aircraft Holdings, Inc.
                 First  Lien Term Loan,
                 8.42%, 03/31/08                              8,000,000
   2,978,824   Vought Aircraft Industries, Inc.
                 Term Loan, 6.72%, 12/22/11                   3,007,063
                                                        ---------------
                                                             11,007,063
                                                        ---------------
AIR TRANSPORT - 0.7%
               Continental Airlines, Inc.
                 Tranche A-1 Term Loan,
     857,143     9.25%, 06/01/11                                811,851
                 Tranche A-2 Term Loan,
   2,142,857     9.25%, 06/01/11                              2,029,629
   2,000,000   Northwest Airlines, Inc.
                 Tranche C Term Loan,
                 10.07%, 11/23/10                             2,027,500
   3,353,434   United Airlines, Inc., DIP
                 Tranche B Term Loan,
                 8.62%, 12/30/05                              3,376,506
                                                        ---------------
                                                              8,245,486
                                                        ---------------
  AUTOMOTIVE - 4.5%
               CSA Acquisition Corp.
                 Tranche B Term Loan,
   1,141,375     6.06%, 12/23/11                              1,144,765
                 Tranche C Term Loan,
     612,042     6.06%, 12/23/11                                615,867
               Delphi Corp.
   1,000,000     Revolver, 06/18/09 (b)                       1,017,920
   8,403,133     Term Loan, 06/14/11 (b)                      8,712,368
                 Tranche B DIP Term Loan,
   1,500,000     12.50%, 10/08/07 (b)                         1,519,050
               Federal-Mogul Corp.
   3,000,000     DIP Term Loan, 12/09/06 (b)                  3,045,000
                 Supplemental Revolver,
   1,270,249     7.97%, 12/09/06                              1,273,425
                 Tranche B Term Loan,
   5,000,000     6.72%, 12/24/05 (f)                          4,678,600
                 Tranche C Term Loan,
   1,048,750     7.97%, 12/09/06                              1,051,372
               Goodyear Tire & Rubber Co.
                 Second Lien Term Loan,
   2,500,000     7.06%, 04/30/10                              2,517,450
                 Third Lien Term Loan,
   3,500,000     7.81%, 03/01/11                              3,479,000
   3,070,325   Hayes Lemmerz International, Inc.
                 Term Loan B, 7.44%,
                 06/03/09                                     3,065,382
   1,000,000   Insurance Auto Auctions, Inc.
                 Term Loan, 7.14%, 05/19/12                   1,013,750
   1,970,050   J.L. French Automotive Castings, Inc.
                 First Lien Term Loan,
                 8.43%, 07/31/11                              1,815,401
               Key Plastics LLC
                 Term Loan B, 7.20%,
   5,204,769     06/29/10                                     5,178,745
                 Term Loan C, 9.97%,
   5,633,500     06/25/11                                     5,506,746

 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------

AUTOMOTIVE (CONTINUED)
     830,435   Keystone Automotive
                 Industries, Inc.
                 Term Loan B, 5.81%,
                 10/30/09                                       836,663
   2,355,196   Rexnord Corp.
                 Term Loan B, 6.15%,
                 12/31/11                                     2,386,120
   3,950,000   Stanadyne Corp.
                 Term Loan, 7.60%, 08/02/10                   3,969,750
               Tenneco Automotive, Inc.
                 Tranche B Term Loan,
   1,779,338     6.63%, 12/12/10                              1,808,537
               Tranche B-1 Credit Linked Deposit,
     781,632     6.34%, 12/12/10                                797,264
                                                        ---------------
                                                             55,433,175
                                                        ---------------
BEVERAGE & TOBACCO - 2.1%
   2,683,333   Caribbean Restaurant LLC
                 Tranche B, 6.89%, 06/30/09                   2,728,628
     523,801   Commonwealth Brands, Inc.
                 Incremental Term Loan,
                 7.25%, 08/28/07                                523,801
   4,973,178   Dr. Pepper Bottling Company of Texas
                 Tranche B Term Loan,
                 6.18%, 12/19/10                              5,054,589
  13,576,246   DS Waters Enterprises LP
                 Term Loan, 8.72%,11/07/09
                 (b) 12,990,839 3,750,000
                 National Distributing Co., Inc.
                 Second Lien Term Loan,
                 10.70%, 06/01/10                             3,759,375
   1,235,294   Sunny Delight Beverage Co.
                 First Lien Term Loan,
                 8.46%, 08/20/10                              1,238,382
                                                        ---------------
                                                             26,295,614
                                                        ---------------

BROADCAST RADIO & TELEVISION - 1.8%
   5,500,000   HIT Entertainment PLC
                 Second Lien Term Loan,
                 9.71%, 02/26/13                              5,539,875
   1,043,977   NEP Supershooters LP
                 Second Lien Term Loan,
                 12.02%, 08/03/11                             1,038,757
               NextMedia Operating, Inc.
                 Initial First Lien Term Loan,
   2,769,230     6.12%, 11/15/12 (b)                          2,795,760
                 Delay Draw Term Loan Initial,
     615,385     11/15/12 (b)                                   620,382
               Spanish Broadcasting Systems, Inc.
                 First Lien Term Loan,
   2,985,000     6.03%, 06/10/12                              3,030,730
                 Second Lien Term Loan,
   1,000,000     8.02%, 06/10/13                              1,016,040
   4,932,078   Warner Music Group
                 Term Loan B, 6.41%, 02/28/11                 4,985,640

NOVEMBER 30, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
SENIOR LOAN NOTES (CONTINUED)
BROADCAST RADIO & TELEVISION (CONTINUED)
   2,992,500   Young Broadcasting, Inc.
                 Term Loan, 6.42%, 11/03/12                   3,016,799
                                                        ---------------
                                                             22,043,983
                                                        ---------------
BUILDING & DEVELOPMENT - 4.9%
   5,017,576   Atrium Cos., Inc.
                 Term Loan, 7.89%, 12/28/11                   5,016,020
               Custom Building Products, Inc.
                 First Lien Term Loan,
   1,904,754     6.27%, 10/20/11                              1,914,278
                 Second Lien Term Loan,
   1,000,000     9.02%, 04/20/12                                994,690
   1,980,000   DESA LLC
                 Term Loan, 8.87%, 11/26/11                   1,955,250
   4,204,243   Lake at Las Vegas Joint Venture
                 First Lien Term Loan,
                 7.03%, 11/01/09                              4,250,237
               LNR Property Corp.
                 Tier A Mezzanine,
   1,000,000     8.74%, 02/03/08                              1,010,000
                 Tranche A Term Loan,
   1,866,467     7.09%, 02/03/08                              1,878,132
                 Tranche B Term Loan,
  12,249,625     7.24%, 02/03/08                             12,331,330
               Morningside Assisted Living
                 Mezzanine Loan,
   1,500,000     11.38%, 10/12/08                             1,500,000
                 Senior Mortgage Loan,
   1,500,000     7.13%, 10/12/08                              1,500,000
               NATG Holdings LLC
                 Credit Linked Certificate of
   1,039,746     Deposit,
                 6.81%, 01/23/09                                977,361
   1,001,749     Term Loan A, 8.75%, 01/23/09                   235,411
     733,455     Term Loan B1, 9.25%, 01/23/10                  194,366
      72,363     Term Loan B2, 9.25%,  01/23/10                  68,021
   1,965,075   Nortek Holdings, Inc.
                 Term Loan, 5.91%, 08/27/11                   1,987,438
   3,990,000   Palmdale Hills Property LLC
                 First Lien Term Loan,
                 7.24%, 05/19/10                              3,990,000
   1,500,000   Pivotal Group Promotory
                 First Lien Term Loan,
                 6.97%, 08/31/10                              1,503,750
   2,000,000   Shea Capital I, LLC
                 Facility B, 6.26%,
                 10/27/11                                     2,018,760
               Spanish Peaks Holdings LLC
                 Tranche A Credit-Linked Deposit,
     751,997     3.92%, 08/10/11                                759,517
                 Tranche B Term Loan,
   1,734,687     6.71%, 08/10/11                              1,752,034
   5,500,000   TE/TOUSA Mezzanine LLC
                 Senior Mezzanine Loan,
                 9.69%, 08/01/09                              5,513,750

 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------

BUILDING & DEVELOPMENT (CONTINUED)
   5,000,000   TWLDC Holdings LP
                 Mezzanine Loan, 8.34%,
                 11/30/07                                     5,059,400
   4,000,000   Woodlands Commercial Property Co.
                 Bridge Loan, 7.19%, 12/30/05                 4,047,520
                                                        ---------------
                                                             60,457,265
                                                        ---------------
BUSINESS EQUIPMENT & SERVICES - 3.6%
     995,000   ACI Billing Services, Inc.
                 Second Lien Term Loan,
                 11.81%, 04/18/11                             1,019,875
     700,000   American Reprographics Co.
                 Second Lien Term Loan,
                 10.64%, 12/18/09                               719,250
   3,580,000   Audio Visual Services Corp.
                 Term Loan, 6.78%, 05/18/11                   3,615,800
   4,277,778   Brickman Group Holdings, Inc.
                 Term Loan, 9.80%, 11/15/09                   4,267,083
   3,765,101   Carey International, Inc.
                 Second Lien Term Loan,
                 16.30%, 05/10/12                             3,576,846
     962,742   Data Transmissions Network Corp.
                 Tranche B Term Loan,
                 7.19%, 03/17/12                                972,369
  10,588,235   Eastman Kodak Co.
                 Term B-1 Advance,
                 6.51%, 10/18/12                             10,580,294
   3,002,515   Ferrell Cos., Inc.
                 Term Loan, 7.39%, 12/17/11                   3,062,566
     418,150   Fidelity National
                 Information Services, Inc.
                 Term Loan B, 5.86%,
                 03/09/13                                       419,739
   1,000,000   FleetCor Technologies, Inc.
                 Term Loan, 7.63%, 06/30/11                     998,750
   1,723,750   Hillman Group, Inc.
                 Term Loan B, 7.69%,
                 03/30/11                                     1,750,675
   2,000,000   IPC Acquisition Corp.
                 First Lien Tranche B Term
                 Loan, 6.59%, 08/05/11                        2,015,000
   2,000,000   Survey Sampling International LLC
                 Second Lien Term Loan,
                 11.28%, 05/06/12                             2,016,240
   8,000,000   Washington Group
                 International
                 Tranche B Term Loan,
                 5.15%, 10/03/07                              8,040,000
   2,000,000   WestCom Corp.
                 Tranche B Term Loan,
                 6.99%, 12/17/10                              2,011,240
                                                        ---------------
                                                             45,065,727
                                                        ---------------
CABLE & SATELLITE TELEVISION - 9.4%
   4,991,626   Adelphia Communications Corp.
                 Tranche B DIP Term Loan,
                 6.31%, 03/31/06                              5,016,585

NOVEMBER 30, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
SENIOR LOAN NOTES (CONTINUED)
CABLE & SATELLITE TELEVISION (CONTINUED)
   1,875,253   Bragg Communications, Inc.
                 Term Loan B, 6.24%,
                 08/31/11                                     1,902,218
               Century Cable Holdings LLC
                 Discretionary Term Loan,
   7,500,000     9.00%, 12/31/09                              7,387,500
   2,500,000     Revolver, 8.00%, 03/31/09                    2,451,050
  15,000,000     Term Loan, 9.00%, 06/30/09                  14,825,700
               Charter Communications Operating LLC
                 Tranche A Term Loan,
   1,997,517     7.25%, 04/27/10                              1,994,061
                 Tranche B Term Loan,
  13,817,746     7.50%, 04/27/11                             13,850,079
  14,087,500   Hilton Head Communications LP
                 Revolver, 7.00%, 09/30/07                   13,732,354
   5,025,858   Knology, Inc.
                 Second Lien Term Loan,
                 15.74%, 06/29/11                             5,176,634
               Mediacom Communications Corp.
                 Term Loan A, 5.35%,
   3,620,000     03/31/10                                     3,618,480
                 Term Loan B, 6.38%,
     992,500     03/31/13                                     1,006,355
                 Term Loan C, 6.11%,
   1,975,075     09/30/10                                     1,998,302
               Millennium Digital Media Systems LLC
                 Facility A Revolver,
     973,562     9.32%, 10/31/08                                983,298
                 Facility B Term Loan,
   3,089,672     9.35%, 10/31/08                              3,120,568
                 Facility C Term Loan,
   3,443,224     9.14%, 10/31/08                              3,477,657
               Olympus Cable Holdings LLC
                 Term Loan A, 8.25%,
   9,500,000     06/30/10                                     9,357,500
                 Term Loan B, 9.00%,
   1,000,000     09/30/10                                       986,430
   3,000,000   Puerto Rico Cable Acquisition Co., Inc.
                 First Lien Term Loan,
                 7.25%, 07/28/11                              3,050,640
               San Juan Cable, LLC
                 First Lien Term Loan,
   2,500,000     6.07%, 10/31/12                              2,528,150
                 Second Lien Term Loan,
   2,500,000     9.57%, 10/31/13                              2,498,450
  11,442,500   UPC Broadband Holding BV
                 Term Loan F2, 7.19%,
                 03/31/09                                    11,608,416
               WideOpenWest LLC
                 Incremental Term Loan B,
   2,962,500     7.03%, 06/22/11                              2,977,313
                 Term Loan B, 7.04%,
   1,969,975     06/22/11                                     1,987,213
                                                        ---------------
                                                            115,534,953
                                                        ---------------
CHEMICALS/PLASTICS - 2.6%

   2,500,000   Brenntag AG
                 Faciltiy B2, 6.81%, 02/27/12                 2,515,625
   7,454,142   Celenese
                 Dollar Term Loan B,
                 6.31%, 04/06/11                              7,523,241

 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------

CHEMICALS/PLASTICS (CONTINUED)
      80,636   Huntsman International LLC
                 Term B Dollar Loan,
                 5.89%, 08/16/12                                 81,062
   1,895,000   Innophos, Inc.
                 Tranche B Term Loan,
                 6.38%, 08/13/10                              1,917,891
   1,349,466   INVISTA Canada Co.
                 Tranche B2 Term Loan,
                 6.31%, 04/29/11                              1,369,708
   3,140,309   INVISTA S.A.R.L.
                 Tranche B1 Term Loan,
                 6.31%, 04/29/11                              3,187,413
   4,023,140   Kraton Polymers Group of Cos.
                 Term Loan, 6.44%, 12/23/10                   4,080,993
               Nalco Co.
                 Tranche A-1 Term Loan,
     643,782     6.66%, 11/04/09                                649,718
                 Tranche B Term Loan,
   1,997,656     5.81%, 11/04/10                              2,026,542
   1,773,784   Polypore, Inc.
                 U S Term Loan,
                 6.47%, 11/12/11                             1,776,746
   1,990,000   Rockwood Specialties Group, Inc.
                 Tranche B Term Loan,
                 6.47%, 07/30/12                              2,018,059
   4,947,425   Supresta U.S. LLC
                 Term Loan, 7.03%, 07/20/11                   4,984,530
                                                        ---------------
                                                             32,131,528
                                                        ---------------
CLOTHING/TEXTILES - 0.2%
   1,905,493   Levi Strauss & Co.
                 Tranche A Term Loan,
                 11.18%, 09/29/09                             1,983,085
                                                        ---------------
CONGLOMERATE - 0.6%
   3,246,551   Appleton Papers, Inc.
                 Term Loan, 6.58%, 06/11/10                   3,283,074
   2,000,504   Jason, Inc.
                 Term Loan B, 9.75%, 06/30/07                 1,970,497
   2,676,846   Youth & Family Centered
                 Services, Inc.
                 Term Loan B, 7.73%, 05/28/11                 2,676,846
                                                        ---------------
                                                              7,930,417
                                                        ---------------

CONTAINER/GLASS PRODUCTS - 1.4%
   4,793,327   Berry Plastics Corp.
                 Term Loan, 5.86%, 12/02/11                   4,852,046
   7,443,750   Graham Packaging Co.
                 Term Loan B, 6.56%,
                 10/07/11                                     7,544,836
   2,718,732   Graphic Packaging International, Inc.
               Tranche C Term Loan,
                  6.58%, 08/09/10                             2,754,402
   1,743,692   Precise Technology, Inc.
                 First Lien Term Loan,
                  7.06%, 03/31/11                             1,750,231

NOVEMBER 30, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
SENIOR LOAN NOTES (CONTINUED)

CONTAINER/GLASS PRODUCTS (CONTINUED)
     877,767   Solo Cup, Inc.
                 Term B1 Loan, 6.62%, 02/27/11                  884,253
                                                        ---------------
                                                             17,785,768
                                                        ---------------
COSMETICS/TOILETRIES - 0.3%
   1,000,000   MD Beauty, Inc.
                 Second Lien Term Loan,
                 11.25%, 02/18/13                             1,005,000
   2,875,000   Revlon Consumer Products Corp.
                 Term Loan, 10.10%, 07/09/10                  2,965,448
                                                        ---------------
                                                              3,970,448
                                                        ---------------
ECOLOGICAL SERVICE & EQUIPMENT - 0.5%
               Allied Waste North America, Inc.
   1,447,504     Term Loan, 6.18%, 01/15/12                   1,456,102
                 Tranche A Credit Linked
     546,971     Deposit, 3.86%, 01/15/12                       550,050
   4,500,000   Environmental Systems
                 Products Holdings,
                 Second Lien, 14.21%,
                 12/12/10                                     4,567,500
                                                        ---------------
                                                              6,573,652
                                                        ---------------
ELECTRONIC/ELECTRIC - 3.9%
     995,000   AIS Acquisition Corp./
                 Sensor Systems, Inc.
                 Term Loan, 7.19%, 04/01/11                   1,006,204
   2,337,500   Alliance Laundry Systems LLC
                 Term Loan, 6.34%, 01/27/12                   2,372,563
     484,353   Bridge Information Systems, Inc.
                 Multidraw Term Loan,
                 07/07/13 (d) (e)                                 7,265
   3,000,000   Comsys Information Technology
                 Services, Inc.
                 Second Lien Term Loan,
                 11.91%, 04/30/10                             3,007,500
               Corel Corp.
                 First Lien Term Loan,
     975,000     8.56%, 02/22/10                                979,875
                 Second Lien Term Loan,
   2,000,000     13.19%, 08/15/10                             2,010,000
   2,000,000   GXS Corp.
                 Second Lien Term Loan,
                 13.68%, 12/20/11                             2,010,000
               Infor Global Solutions European
                 Finance S.A.R.L.
                 Euro Revolving Credit,
     855,000     7.47%, 04/18/10 (i)                            825,075
                 Second Lien Lux Term Loan,
   1,875,000     11.00%, 04/18/12                             1,924,219
   3,125,000   Magellan Holdings, Inc.
                 Second Lien US Term Loan,
                 11.00%, 04/18/12                             3,207,031

 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------

ELECTRONIC/ELECTRIC (CONTINUED)
   6,957,475   ON Semiconductor Corp.
                 Tranche G Term Loan,
                 7.06%, 12/15/11                              7,033,590
   2,400,000   RedPrairie Corp.
                 Second Lien Term Loan,
                 13.25%, 05/23/09                             2,406,000
  12,468,750   SunGard Data Systems, Inc.
                 U S Term Loan,
                 6.81%, 02/11/13                             12,570,744
   2,250,000   Transfirst Holdings, Inc.
                 Second Lien Term Loan,
                 11.56%, 03/31/11                             2,283,750
   1,387,510   UGS Corp.
                 Term Loan, 6.22%, 05/27/11                   1,404,854
   4,962,500   Viasystems, Inc.
                 Tranche B Term Loan,
                 8.38%, 09/30/09                              5,024,531
                                                        ---------------
                                                             48,073,201
                                                        ---------------
EQUIPMENT LEASING - 1.2%
   4,454,943   NES Rentals Holdings, Inc.
                 Second Lien Term Loan,
                 10.45%, 08/17/10                             4,557,051
   3,000,000   Penhall International Corp.
                 Second Lien Term Loan,
                 10.84%, 11/01/10                             2,992,500
               United Rentals, Inc.
                 Initial Term Loan,
   7,404,781     6.45%, 02/14/11                              7,489,047
               Tranche B Credit-Linked Deposit,
     336,842     3.86%, 02/14/11                                340,632
                                                        ---------------
                                                             15,379,230
                                                        ---------------
FINANCIAL INTERMEDIARIES - 0.4%
   3,000,000   Arias Acquisitions, Inc.
                 Term Loan, 7.70%, 07/26/11                   2,996,250
               Stile Acquisition Corp.
                 Canadian Term Loan,
     995,000     6.20%, 04/06/13                                990,861
                 U S Dollar Term Loan,
     995,000     6.20%, 04/06/13                                989,348
                                                        ---------------
                                                              4,976,459
                                                        ---------------
FOOD PRODUCTS - 2.0%
   4,000,000   CTI Food Holdings Co. LLC
                 Second Lien Secured Term
                 Loan, 10.31%, 06/02/12                       4,080,000
               Interstate Brands Corp.
                 Tranche A Term Loan,
   1,875,000     8.29%, 07/19/06                              1,889,063
                 Tranche C Term Loan,
   1,959,596     8.32%, 07/19/07                              1,962,045
   3,969,643     Luigino's, Inc.
                 Term Loan, 6.96%, 04/02/11                   4,004,377

NOVEMBER 30, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
SENIOR LOAN NOTES (CONTINUED)
FOOD PRODUCTS (CONTINUED)
   7,903,217   Merisant Co.
                 Tranche B Term Loan,
                 7.49%, 01/11/10 (b)                          7,787,198
   1,688,333   Pierre Foods, Inc.
                 Term Loan B, 6.55%,
                 06/30/10                                     1,710,484
   3,013,829   Pinnacle Foods Holding Corp.
                 Term Loan, 7.31%, 11/25/10                   3,057,168
                                                        ---------------
                                                             24,490,335
                                                        ---------------
FOOD SERVICES - 0.4%
     997,500   AFC Enterprises, Inc.
                 Tranche B Term Loan,
                 6.31%, 05/09/11                              1,009,969
   2,927,853   Buffets, Inc.
                 Term Loan, 7.16%, 06/28/09                   2,957,131
     947,500   Captain D's Inc., LLC
                 First Lien Term Loan,
                 7.97%, 12/27/10                                961,713
                                                        ---------------
                                                              4,928,813
                                                        ---------------
FOOD/DRUG RETAIL - 1.9%
   1,000,000   Bi-Lo LLC
                 Term Loan, 8.01%, 07/01/11                     993,750
   8,485,971   Jean Coutu Group, Inc.
                 Term Loan B, 6.50% 07/30/11
                 (b)                                          8,550,125
   4,563,758   Michael Foods, Inc.
                 Term Loan B, 6.17%,
                 11/21/10                                     4,629,385
   3,000,000   Nellson Nutraceutical, Inc.
                 Second Lien Term Loan,
                 13.50%, 04/02/10                             2,043,750
   2,487,500   Reliant Pharmaceuticals, Inc.
                 First Lien Term Loan,
                 13.62%, 06/30/08                             2,462,625
               Sturm Foods, Inc.
                 First Lien Term Loan,
     997,500     6.81%, 05/26/11                              1,004,981
                 Second Lien Term Loan,
   2,000,000     10.69%, 05/26/12                             2,030,000
   1,990,000   Vitaquest International, Inc.
                 First Lien Term Loan,
                 7.63%, 03/07/11                              1,966,359
                                                        ---------------
                                                             23,680,975
                                                        ---------------
FOREST PRODUCTS - 0.3%
   2,992,500   NewPage Corp.
                 Term Loan, 7.13%, 05/02/11                   3,026,166
               SP Newsprint Co.
     513,096   Tranche B-1 Credit Linked Deposit,
                 4.19%, 01/09/10                                520,793
                 Tranche B-1 Term Loan,
     208,998     6.46%, 01/09/10                                212,133
                                                        ---------------
                                                              3,759,092
                                                        ---------------

 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
HEALTH CARE - 6.0%
   3,566,195   Alliance Imaging, Inc.
                 Tranche C1 Term Loan,
                 6.49%, 12/29/11                              3,602,570
               American HomePatient, Inc.
                 Secured Promissory Note,
   1,442,482     6.79%, 08/01/09 (h)                          1,442,482
                 Unsecured Claim,
         662     8.57%, 08/01/09 (c) (h)                            655
   3,043,667   American Medical Response, Inc.
                 Term Loan, 6.61%, 02/10/12                   3,076,964
   2,773,358   Ameripath, Inc.
                 Term Loan, 7.47%, 03/27/10                   2,801,092
   2,000,000   Capella Healthcare, Inc.
                 First Lien Term Loan,
                 11/30/12 (b)                                 2,000,000
               Carl Zeiss Vision
                 Term B U S Dollar Loan,
   1,000,000     6.95%, 05/04/13                              1,005,000
                 Term C U S Dollar Loan,
   1,000,000     7.45%, 05/04/14                              1,007,500
               CCS Medical, Inc.
                 First Lien Term Loan,
   3,500,000     7.50%, 09/30/12                              3,440,920
                 Second Lien Term Loan,
   1,250,000     12.25%, 03/30/13                             1,192,188
   1,990,000   Chemed Corp.
                 Term Loan, 6.02%, 08/24/10                   2,009,900
               Cornerstone Healthcare Group
                 Holding, Inc.
                 Senior Subordinated Unsecured
   1,003,611     Notes, 14.00%, 07/15/12 (h)                  1,013,647
   2,000,000     Term Loan, 8.36%, 07/15/11                   2,007,500
   1,995,000   CRC Health Corp.
                 Term Loan, 6.81%, 05/11/11                   1,999,988
   4,039,216   DaVita, Inc.
                 Tranche B Term Loan,
                 6.41%, 10/05/12                              4,101,500
   2,000,000   Duloxetine Royalty Sub
                 Term Loan, 8.69%, 10/18/13                   2,000,000
   1,155,957   Encore Medical IHC, Inc.
                 Term Loan, 7.36%, 10/04/10                   1,168,962
               FHC Health Systems, Inc.
                 Delayed Draw Term Loan,
   1,300,000     11.87%, 10/31/06                             1,355,250
                 Initial Term Loan,
   1,857,143     9.87%, 10/31/06                              1,936,071
                 Third Lien Additional Term
   1,500,000     Loan, 12.87%, 02/09/11                       1,563,750
                 Third Lien Term Loan,
   5,000,000     12.87%, 02/09/11                             5,212,500
   1,000,000   Genoa Healthcare Group LLC
                 Second Lien Term Loan,
                 11.61%, 02/10/13                             1,017,500
   2,530,595   Hanger Orthopedic Group, Inc.
                 Tranche B Term Loan,
                 7.75%, 09/30/09                              2,563,796

NOVEMBER 30, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
SENIOR LOAN NOTES (CONTINUED)
HEALTH CARE (CONTINUED)
               HealthSouth Corp.
                 Fixed Rate Loan,
   2,600,000     10.38%, 01/16/11 (h)                         2,567,500
   3,927,656     Term Loan, 6.53%, 06/14/07                   3,952,204
                 Tranche B Term Loan,
   1,062,500     3.86%, 03/08/10                              1,067,154
     577,881   Kinetic Concepts, Inc.
                 Tranche B2 Term Loan,
                 5.78%, 08/11/10                                584,018
   1,000,000   LifeCare Holdings, Inc.
                 Term Loan, 6.34%, 08/11/12                     955,880
   3,000,000   MultiPlan, Inc.
                 Term Loan, 6.53%, 03/04/09                   3,037,500
   4,500,000   Renal Advantage, Inc.
                 Tranche B Term Loan,
                 6.61%, 10/06/12                              4,550,625
     766,667   Select Medical Corp.
                 Revolver, 6.62%, 02/24/11 (i)                  761,959
               Skilled Healthcare LLC
                 First Lien Term Loan,
   1,995,000     6.82%, 06/15/12                              2,016,825
                 Second Lien Term Loan,
   3,000,000     11.53%, 12/15/12                             3,080,010
     474,603   Sunrise Medical Holdings, Inc.
                 Term Loan B-1,
                 7.39%, 05/13/10                               475,196
   2,000,000   Triumph Healthcare Second
                 Holdings LLC
                 Second Lien Term Loan,
                 08/31/12 (b)                                 2,000,840
     915,333   VWR International, Inc.
                 Tranche B Dollar Term
                 Loan, 6.69%, 04/07/11                          928,148
                                                        ---------------
                                                             73,497,594
                                                        ---------------
HOME FURNISHINGS - 2.0%
  24,688,086   Home Interiors & Gifts, Inc.
                 Initial Term Loan,
                 9.22%, 03/31/11 (b)                         24,686,479
                                                        ---------------
INDUSTRIAL EQUIPMENT - 0.5%
   1,460,469   AIRXCEL, Inc.
                 First Lien Term Loan,
                 6.93%, 08/31/12                              1,478,724
   1,587,119   Blount International, Inc.
                 U S Term Loan B,
                 6.64%, 08/09/10                              1,603,657
   1,098,325   Dresser, Inc.
                 Term Loan C, 6.72%,
                 04/10/09                                     1,111,373
   1,000,000   Penn Engineering &
                 Manufacturing Corp.
                 Second Lien Term Loan,
                 10.02%, 05/25/12                             1,015,000
   1,276,231   Terex Corp.
                 Term Loan, 6.41%, 07/03/09                   1,292,184
                                                        ---------------
                                                              6,500,938
                                                        ---------------
 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
INSURANCE - 0.6%
   2,000,000   American Wholesale Insurance
                 Group, Inc.
                 Second Lien Term Loan B,
                 11.99%, 04/27/12                             2,010,000
   1,750,000   ARG Holdings, Inc.
                 Second Lien Term Loan,
                 11.47%, 11/30/12                             1,776,250
   1,877,486   Conseco, Inc.
                 Term Loan, 6.14%, 06/22/10                   1,893,914
   1,975,000   WellCare Health Plans, Inc.
                 Term Loan, 6.13%, 05/13/09                   1,997,219
                                                        ---------------
                                                              7,677,383
                                                        ---------------
LEISURE GOODS/ACTIVITIES/MOVIES - 5.0%
   3,192,639   AMF Bowling Worldwide, Inc.
                 Term Loan B, 7.19%,
                 08/27/09                                     3,226,545
   2,962,500   Amscan Holdings, Inc.
                 Term Loan B, 6.78%,
                 04/30/12                                     2,981,016
   1,500,000   BLB Investors LLC
                 Second Priority Senior
                 Secured Credit Facility,
                 7.83%, 07/18/12                              1,522,500
  19,204,375   Blockbuster Entertainment Corp.
                 Tranche B Term Loan,
                 8.04%, 08/20/11 (b)                         18,703,141
   2,000,000   Camelbak Products, Inc.
                 Second Lien Term Loan,
                 10.54%, 02/04/12                             1,980,000
   5,000,000   CNL Hospitality Properties LP
                 First Mezzanine Loan,
                 6.87%, 09/09/06                              5,012,500
   3,000,000   Fender Musical Instruments Corp.
                 Second Lien Term Loan,
                 8.72%, 09/30/12                              3,022,500
   9,505,000   Metro-Goldwyn-Mayer
                 Holdings, Inc./LOC
                 Acquisition Co.
                 Tranche B Term Loan,
                 6.27%, 04/08/12                              9,579,994
   5,985,000   Movie Gallery, Inc.
                 Term Loan B, 7.83%,
                 04/27/11                                     5,745,600
   3,000,000   Oriental Trading Co., Inc.
                 Second Lien Term Loan,
                 8.81%, 01/08/11                              3,007,500
   1,000,000   Pine Tree Holdings/Pine Tree
                 Country Club
                 Second Lien Tranche B Term
                 Loan, 11.64%, 07/15/13                       1,017,500
   1,975,800   Polaroid Corp.
                 Second Lien Term Loan,
                 11.34%, 04/27/11                             1,980,740
   1,564,718   Six Flags Theme Parks, Inc.
                 Tranche B Term Loan,
                 6.67%, 06/30/09                              1,584,089

NOVEMBER 30, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
SENIOR LOAN NOTES (CONTINUED)
LEISURE GOODS/ACTIVITIES/MOVIES (CONTINUED)
   1,975,000   Wallace Theaters
                 First Lien Term Loan,
                 7.28%, 07/31/09                              1,989,813
                                                        ---------------
                                                             61,353,438
                                                        ---------------
LODGING & CASINOS - 5.1%
   2,325,000   BRE/ESA Mezz5 LLC
                 Mezzanine D Loan,
                 7.37%, 07/11/08                              2,330,812
  12,675,000   BRE/Homestead MEZZ 4 LLC
                 Mezzanine D Loan,
                 7.37%, 07/11/08                             12,706,687
   2,993,625   CCM Merger, Inc./MotorCity Casino
                 Term Loan B, 6.05%, 04/25/12                 3,018,322
   3,000,000   CNL Hotel Del Partners LP
                 First Mezzanine Loan,
                 6.37%, 02/09/07                              3,007,500
               Fontainebleu Florida Hotel LLC
                 Tranche A Term Loan,
   3,000,000     7.09%, 05/11/08                              3,000,000
                 Tranche B Term Loan,
   2,000,000     7.09%, 05/11/08                              2,000,000
   3,940,225   Green Valley Ranch Gaming LLC
                 Term Loan, 6.02%, 12/22/10                   3,989,478
               OpBiz LLC
  12,941,177     Term Loan A, 5.30%, 08/31/10                12,961,365
      15,045     Term Loan B, 8.05%, 08/31/10                    15,086
   2,000,000   Penn National Gaming, Inc.
                 Term Loan B, 6.29%,
                 10/03/12                                     2,026,780
               Resorts International Holdings Ltd.
                 Second Lien Term Loan,
  11,000,000     10.27%, 04/26/13                            10,780,000
   1,990,000     Term Loan B, 6.53%, 04/26/12                 2,009,502
   1,745,625   Trump Entertainment Resorts,
                 Inc. Term Loan B-1, 6.14%, 05/20/12          1,763,081
   3,000,000   Washington County Casino
                 Tranche B Term Loan, 11/01/11 (b)            3,000,000
                                                        ---------------
                                                             62,608,613
                                                        ---------------
NONFERROUS METALS/MINING - 1.7%
   2,500,000   Alpha Natural Resources LLC
                 Tranche B Term Loan,
                 6.32%, 10/26/12                              2,519,550
   1,995,000   CII Carbon LLC
                 Term Loan B, 6.19%,
                 08/23/12                                     2,001,224
   3,000,000   Mueller Group LLC
                 Term Loan, 6.51%, 10/03/12                   3,044,250
   8,197,264   Murray Energy Corp.
                 Tranche B Term Loan,
                 7.22%, 01/28/10                              8,243,333
               Novelis, Inc.
                 Canadian Term Loan,
     791,811     6.01%, 01/07/12                                800,719

 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------

NONFERROUS METALS/MINING (CONTINUED)
               Novelis, Inc. (continued)
   1,375,249     U S Term Loan, 6.01%, 01/07/12               1,390,816
   2,985,000   Trout Coal Holdings LLC
                 First Lien Term Loan,
                 7.32%, 03/23/11                              2,980,045
                                                        ---------------
                                                             20,979,937
                                                        ---------------
OIL/GAS - 5.1%
   5,000,000   ALON USA
                 Term Loan, 10.64%,
                 01/15/09                                     5,150,000
   3,275,702   Basic Energy Services, Inc.
                 Term Loan B, 6.96%,
                 10/03/09                                     3,283,891
   4,488,750   Carizzo Oil & Gas, Inc.
                 Second Lien Term Loan,
                 9.87%, 07/21/10 (b)                          4,645,856
   4,500,000   Cheniere LNG Holdings LLC
                 Term Loan, 6.95%, 08/30/12                   4,541,220
               Coffeyville Resources LLC
                 First Lien Tranche B Term
     598,500     Loan, 6.57%, 06/24/12                          608,148
                 Funded Letter of Credit,
     400,000     3.86%, 06/24/12                                406,668
                 Second Lien Term Loan,
   8,000,000     10.81%, 06/24/13                             8,282,560
               El Paso Corp.
   2,500,000     Deposit Accounts, 3.50%, 11/23/09            2,511,900
   4,931,903     Term Loan, 6.81%, 11/23/09                   4,962,728
   4,000,000     Energy Transfer Partners LP
                 Term Loan, 6.81%, 06/16/08                   4,021,000
   6,750,000   Exco Holdings II, Inc.
                 Term Loan, 10.00%, 07/03/06 (h)              6,699,376
   3,000,000   Nordic Biofuels of Ravenna, LLC
                 First Lien Term Loan,
                 8.50%, 04/30/13                              3,007,500
   2,000,000   Primary Energy Holdings LLC
                 Term Loan, 7.16%, 08/24/09                   2,024,380
     371,911   SemCrude LP
                 U S Term Loan, 6.04%, 03/16/11                 376,560
               Targa Resources, Inc.
                 Asset Bridge Term Loan,
   2,000,000     6.83%, 10/31/07                              2,000,000
                 Synthetic Term Loan,
     967,742     4.08%, 10/31/12                                975,000
   4,032,258     Term Loan, 6.34%, 10/31/12                   4,054,919
   3,000,000   Trident Exploration Corp.
                 Second Lien Term Loan,
                 11.19%, 04/26/11                             3,052,500
   2,000,000   TXOK Acquisition, Inc.
                 Term Loan B, 8.88%, 09/27/10                 2,025,000
                                                        ---------------
                                                             62,629,206
                                                        ---------------
PUBLISHING - 2.1%
   2,946,632   Adams Outdoor Advertising LP
                 Term Loan, 6.20%, 10/15/11                   2,990,212

NOVEMBER 30, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
SENIOR LOAN NOTES (CONTINUED)
PUBLISHING (CONTINUED)
   8,329,073   American Lawyer Media Holdings, Inc.
                 First Lien Term Loan,
                 6.52%, 03/05/10                              8,329,072
   3,000,000   Cygnus Business Media
                 Term Loan B, 8.65%, 07/13/09                 2,985,000
               North American Membership Group, Inc.
                 First Lien Tranche B Term Loan,
     995,000     7.27%, 05/19/11                                999,975
                 Second Lien Term Loan,
   3,000,000     11.52%, 11/18/11                             3,015,000
   2,000,000   PBI Media, Inc.
                 First Lien Term Loan,
                 6.49%, 09/30/12                              2,011,880
   3,000,000   PRIMEDIA, Inc.
                 Term Loan B, 09/30/13 (b)                    2,964,750
   2,850,000   VISANT Corp.
                 Tranche C Term Loan,
                 5.94%, 12/21/11                              2,892,038
                                                        ---------------
                                                             26,187,927
                                                        ---------------
REAL ESTATE INVESTMENT TRUST - 1.2%
  14,892,697   General Growth Properties, Inc.
                 Tranche B Term Loan,
                 6.22%, 11/12/08                             14,996,350
                                                        ---------------
RETAILERS - 1.1%
   2,977,500   Dollarama Group LP
                 Term Loan B, 6.49%,
                 11/18/11                                     3,022,163
   3,960,171   Harbor Freight Tools USA
                 Term Loan, 6.62%, 07/15/10                   4,002,228
   4,000,000   Neiman Marcus Group, Inc.(The)
                 Term Loan, 6.48%, 04/06/13                   4,020,800
               Prestige Brands Holdings, Inc.
                 Term Loan B Add-On,
     107,349     5.18%, 04/06/11                                108,423
                 Tranche B Term Loan,
   1,970,000     6.31%, 04/06/11                              1,990,527
                                                        ---------------
                                                             13,144,141
                                                        ---------------
STEEL - 0.5%
     828,947   Euramax International Holdings B.V.
                 Second Lien European Term Loan,
                 11.09%, 06/29/13                               826,875
               Euramax International, Inc.
                 First Lien Domestic Term
   1,246,875     Loan, 6.63%, 06/28/13                        1,247,399
                 Second Lien Domestic Term
   1,671,053     Loan, 11.09%, 06/29/13                       1,618,832
   2,775,000   The Techs Industries, Inc.
                 Term Loan, 7.03%, 01/14/10                   2,778,469
                                                        ---------------
                                                              6,471,575
                                                        ---------------
 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------

SURFACE TRANSPORT - 0.7%
            Quality Distribution, Inc.
                 Synthetic Letters of Credit,
     954,198     3.92%, 11/13/09                                958,969
   5,496,169     Term Loan, 7.16%, 11/13/09 (b)               5,544,260
   2,143,017     Term Loan, 7.16%, 11/13/09 (e)               2,161,769
                                                        ---------------
                                                              8,664,998
                                                        ---------------
TELECOMMUNICATIONS/CELLULAR - 2.3%
   2,962,500   Cellular South, Inc.
                 Term Loan, 5.97%, 05/04/11                   2,997,695
               MetroPCS, Inc.
                 First Lien Tranche B Term Loan,
   8,500,000     8.25%, 05/27/11
                 Second Lien Term Loan,                       8,747,945
   6,000,000     10.75%, 05/27/12                             6,240,000
  10,000,000   Qwest Corp.
                 Tranche B Term Loan,
                 6.95%, 06/30/10 (h)                         10,100,000
                                                        ---------------
                                                             28,085,640
                                                        ---------------
TELECOMMUNICATIONS/COMBINATION - 1.9%
   2,000,000   Alaska Communications Systems
                 Holdings, Inc.
                 Term Loan, 6.02%, 02/01/12                   2,022,920
   4,097,025   Centennial Cellular Operating Co.
                 Term Loan, 6.40%, 02/09/11                   4,124,885
               NTELOS, Inc.
                 First Lien Term Loan B,
   1,245,600     6.53%, 08/24/11                              1,257,471
                 Second Lien Term Loan,
   1,500,000     9.03%, 02/24/12                              1,506,240
   5,000,000   NTL, Inc.
                 B2 Sub-Tranche, 7.14%,
                 04/14/12                                     5,021,250
   4,950,000   PanAmSat Corp.
                 Tranche B-1 Term Loan,
                 5.86%, 08/20/11                              5,014,944
   3,943,002   RCN Corp.
                 Term Loan, 8.21%, 12/21/11                   3,972,575
                                                        ---------------
                                                             22,920,285
                                                        ---------------
TELECOMMUNICATIONS/WIRELESS - 2.7%
   1,150,000   Bresnan Communications LLC
                 Tranche B Term Loan,
                 7.72%, 09/30/10                              1,166,353
   4,937,500   Consolidated Communications,
                 Inc. Term Loan D, 6.42%, 10/14/11            4,962,188
  14,887,500   Cricket Communications, Inc.
                 Term Loan B, 6.52%, 01/10/11                15,064,364
   5,000,000   FairPoint Communications, Inc.
                 Initial B Term Loan,
                 5.81%, 02/08/12                              5,021,900

NOVEMBER 30, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
SENIOR LOAN NOTES (CONTINUED)
TELECOMMUNICATIONS/WIRELESS (CONTINUED)
   2,000,000   Maritime Telecommunications
                 Network, Inc.
                 First Lien Term Loan,
                 6.85%, 04/07/11                              2,010,000
   2,000,000   Nextel Partners Operating Corp.
                 Tranche D Term Loan,
                 5.37%, 05/31/12                              2,009,580
   2,985,000   Telcordia Technologies, Inc.
                 Term Loan, 6.91%, 09/15/12                   2,952,344
                                                        ---------------
                                                             33,186,729
                                                        ---------------
TELECOMMUNICATIONS/WIRELINE - 0.4%
               Sorenson Communications, Inc.
                 First Lien Term Loan B,
   3,000,000     7.13%, 11/15/12                              3,035,640
                 Second Lien Term Loan,
   2,000,000     11.13%, 05/15/12                             2,044,590
                                                        ---------------
                                                              5,080,230
                                                        ---------------
UTILITIES - 5.5%
   3,690,038   Allegheny Energy, Inc.
                 Term Advances, 5.79%, 03/08/11               3,736,164
   1,960,000   Calpine Construction Finance Co., LP
                 First Lien Term Loan,
                 10.09%, 08/26/09                             2,053,100
   9,983,749   Calpine Corp.
                 Second Lien Term Loan B,
                 9.90%, 07/16/07 (b)                          7,592,641
               CenterPoint Energy, Inc.
   7,201,222     Term Loan, 6.12%, 04/30/10                   7,214,760
   6,000,000     Term Loan, 6.91%, 04/30/10                   6,011,280
   1,939,168   Infrasource, Inc.
                 Term Loan, 6.78%, 09/30/10                   1,948,863
               KGen, LLC
                 Tranche A Term Loan,
   1,990,000     6.65%, 08/05/11                              1,980,050
                 Tranche B Term Loan,
      34,683     13.02%, 08/05/11                                34,683
   2,000,000   La Paloma Generating Co. LLC
                 Second Lien Term Loan,
                 7.52%, 08/16/13                              2,031,240
   1,361,868   Midwest Generation LLC
                 Term Loan, 6.15%, 04/27/11                   1,377,829
               Mirant Corp.
   2,500,000     Perryville Claim, 07/17/06 (d) (f)           2,412,500
   3,000,000     Revolver, 12/31/05 (b)(d)(f)                 3,248,460
   6,000,000     Revolver, 07/15/08 (d) (f)                   6,439,980
   4,565,367   Riverside Energy Center LLC
                 Term Loan, 8.49%, 06/24/11                   4,725,155
               Rocky Mountain Energy Center LLC
     361,073     Credit Linked Certificate of Deposit,
                 4.14%, 06/24/11                                368,295
   3,159,350     Term Loan, 8.49%, 06/24/11                   3,269,927


 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
UTILITIES (CONTINUED)
               Texas Genco LLC
                 Delayed Draw Term Loan,
   1,454,231     5.89%, 12/14/11                              1,457,314
                 Initial Term Loan,
   9,797,756     5.90%, 12/14/11                              9,818,528
               Thermal North America, Inc.
   1,000,000     Credit Linked Certificate of Deposit,
                 5.84%, 10/12/13                              1,009,380
   1,000,000     Term Loan, 5.88%, 10/12/13                   1,010,000
                                                        ---------------
                                                             67,740,149
                                                        ---------------

               TOTAL SENIOR LOAN NOTES
                (COST $1,080,680,944)                     1,086,157,881
                                                        ---------------

FOREIGN VARIABLE RATE SENIOR LOAN NOTES (A) - 6.6%
FRANCE - 0.8%
EUR
   2,500,000   Novalis S.A.S.
                 Second Lien Term Loan,
                 7.90%, 12/31/13                              2,991,594
               Vivarte (Financiere PAI)
   2,900,000     Term Loan B, 4.88%, 08/05/13                 3,444,607
   2,700,000     Term Loan C, 4.63%, 08/05/14                 3,222,964
                                                        ---------------
                                                              9,659,165
                                                        ---------------
GERMANY - 0.8%
EUR
   3,625,000   debitel (Netherlands) Holding BV
                 Second Lien Term Loan,
                 9.15%, 06/11/14                              4,379,224
               debitel Konzemfinanzierungs GmbH
   1,125,000     Term Facility B, 4.90%, 06/11/13             1,338,259
     803,571     Term Facility C1, 5.40%, 06/11/14              956,250
     321,429     Term Facility C2, 5.40%, 06/11/14              382,026
               iesy Hessen GmbH & Co.
                 Facility B, 5.21%,
   1,500,000     02/14/13                                     1,774,902
                 Facility C, 5.71%,
   1,500,000     02/14/14                                     1,780,809
                                                        ---------------
                                                             10,611,470
                                                        ---------------
ITALY - 0.6%
EUR

               Prysmian Cables & Systems, Inc.
                 Second Lien Term Loan,
   3,461,538     9.00%, 01/20/15                              4,151,145
                 Euro Term Loan B,
     875,000     4.75%, 08/04/12                              1,038,547
                 Euro Term Loan C,
     875,000     4.75%, 08/04/12                              1,038,888
                 Second Lien Tranche C Term
   1,038,462     Loan, 9.00%, 01/20/15                        1,245,343
                                                        ---------------
                                                              7,473,923
                                                        ---------------

NOVEMBER 30, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
FOREIGN VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

NETHERLANDS - 0.4%
EUR
               YBR Acquisition B.V.
                 Facility B Term Loan,
   1,250,000     4.68%, 06/30/13                              1,492,997
                 Facility C Term Loan,
   1,250,000     5.18%, 06/30/14                              1,497,271
                 Facility D Term Loan,
   1,250,000     6.68%, 12/30/14                              1,514,218
                                                        ---------------
                                                              4,504,486
                                                        ---------------
SWITZERLAND - 0.2%
EUR
   2,193,144   Merisant Co.
                 Tranche A (Euro) Term
                 Loan, 5.49%, 01/11/09                        2,504,814
                                                        ---------------
UNITED KINGDOM - 3.8%
GBP
               Debenhams Finance Holdings PLC
                 Sterling Tranche B,
   2,500,000     7.38%, 03/31/13                              4,202,305
                 Sterling Tranche C,
   2,500,000     7.88%, 03/31/14                              4,206,285
               Inpower 2 Ltd.
     200,000     Facility A2, 12/30/20 (b)(d)                         0
   1,060,000     Facility A2, 06/30/15 (b)(d)                 7,215,391
   3,125,000   PlayPower, Inc.
                 Add-on Term Loan,
                 7.59%, 12/18/09                              5,481,863
               Red Football Ltd.
                 Facility B Term Loan,
   1,250,000     7.85%, 05/11/13                              2,200,856
                 Facility C Term Loan,
   1,250,000     8.35%, 05/11/14                              2,195,449
   2,000,000     Term Loan D, 11.10%, 05/11/14                3,543,000
   1,402,875   SunGard UK Holdings Ltd.
                 U.K. Term Loan,
                 7.09%, 02/11/13                              2,447,250
   4,000,000   Teesside Power Ltd.
                 Term Loan, 04/01/08 (b)                      6,904,308
               Trinitybrook PLC
   2,500,000     Term Loan B1, 7.34%,  07/31/13               4,297,153
   2,500,000     Term Loan C, 7.84%, 07/31/14                 4,297,369
                                                        ---------------
                                                             46,991,229
                                                        ---------------

               TOTAL FOREIGN VARIABLE RATE
                 SENIOR LOAN NOTES
                 (COST $82,481,336)                          81,745,087
                                                        ---------------

 PRINCIPAL AMOUNT
       ($)                                                   VALUE ($)
 -----------------                                         ------------
CORPORATE NOTES AND BONDS - 0.0%
AUTOMOTIVE - 0.0%
               Key Plastics Holdings, Inc.
      63,642     Junior Secured Subordinated Notes
                 18.32%, 04/26/07 (c)                            52,186
     101,433     Senior Secured Subordinated Notes
                 7.00%, 04/26/07 (c)                             93,825
                                                        ---------------
                                                                146,011
                                                        ---------------

               TOTAL CORPORATE NOTES AND BONDS
                (COST $156,226)                                 146,011
                                                        ---------------

     SHARES
    ---------
COMMON STOCKS (G) - 0.3%
AUTOMOTIVE - 0.0%
          13   Key Plastics Holdings, Inc. (c)                        0
                                                        ---------------
BUSINESS SERVICES - 0.0%
     322,876   NATG Holdings LLC (c)                                  0
                                                        ---------------
ECOLOGICAL SERVICE & EQUIPMENT - 0.0%
       3,445   Environmental Systems
               Products Holdings (c)                                  0
                                                        ---------------
TELECOMMUNICATIONS/COMBINATION - 0.0%
       1,756   Eningen Realty (c)                                     0
      51,171   SAVVIS Communications Corp.                       35,308
                                                        ---------------
                                                                 35,308
                                                        ---------------
TELECOMMUNICATIONS/WIRELESS - 0.3%
      76,137   Leap Wireless International, Inc.              2,897,774
                                                        ---------------

               TOTAL COMMON STOCKS
                (COST $2,066,131)                             2,933,082
                                                        ---------------
PREFERRED STOCK - 0.0%

DIVERSIFIED MANUFACTURING - 0.0%
      14,382   Superior Telecom, Inc., Series A                  11,506
                                                        ---------------

               TOTAL PREFERRED STOCK
                (COST $14,382)                                   11,506
                                                        ---------------

      UNITS
    ---------
WARRANTS - 0.0%
DIVERSIFIED MANUFACTURING - 0.0%
           4   GenTek, Inc., Class A  expires 10/31/06               25
                                                        ---------------
LODGING & CASINOS - 0.0%
           9   OpBiz LLC, expires 08/11/09 (c)                        0
       4,023   OpBiz LLC, expires 08/11/09 (c)                        0
                                                        ---------------
UTILITIES - 0.0%
       8,508   CenterPoint Energy, Inc.,
                 expires 08/15/08 (c)                                 0
                                                        ---------------

               TOTAL WARRANTS
                (COST $20)                                           25
                                                        ---------------

NOVEMBER 30, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY



TOTAL INVESTMENTS - 94.9%                                 1,170,993,592
                                                        ---------------
    (cost of $1,165,399,039) (j)

OTHER ASSETS & LIABILITIES, NET - 5.1%                       63,206,715
                                                        ---------------
NET ASSETS - 100.0%                                       1,234,200,307
                                                        ===============
 ---------------------
      Notes to Investment  Portfolio:
      Highland Floating Rate Fund and Highland Institutional Floating Rate Fund (the "Funds") invest all of their investable assets in Highland Floating Rate Limited Liability Company (the "Portfolio").
(a) Senior loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (h), all senior loans carry a variable rate interest.)These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at November 30, 2005. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(c) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(d) The issuer is in default of certain debt covenants. Income is not being accrued.
(e)   Loans held on participation.
(f)   This issue is under the protection of the Federal bankruptcy court.
(g)   Non-income producing security.
(h)   Fixed rate senior loan

Senior Loan Note has additional unfunded loan commitments. As of November 30, 2005, the Portfolio had unfunded loan commitments of $26,883,229, which could be extended at the option of the Borrower, pursuant to the following loan agreements:



                                                       UNFUNDED
                                                         LOAN
    BORROWER                                          COMMITMENT
    --------                                          ----------
    Centennial Cellular Operating Co.                $ 2,250,000
    Covanta Energy Corp.                               1,000,000
    Cricket Communications, Inc.                       5,000,000
    DeCrane Aircraft Holdings, Inc.                    1,000,000
    Dobson Cellular Systems, Inc.                        625,000
    Eastman Kodak Co.                                  4,411,765
    Federal-Mogul Corp.                                  102,746
    Infor Global Solutions European
    Finance S.A.R.L.                                   1,395,000
    Interstate Bakeries Corp.                          7,500,000
    NextMedia Operating, Inc                             615,385
    Select Medical Corp.                               1,233,333
    Trump Entertainment Resorts, Inc.                  1,750,000
                                                     -----------
                                                     $26,883,229
                                                     ===========

(j)   Cost for Federal income tax purposes is $1,165,013,005.

      Gross unrealized appreciation $  16,317,978
      Gross unrealized depreciation   (10,337,391)
                                    -------------
      Net unrealized appreciation   $   5,980,587
                                    =============
DIP   Debtor in Possession
EUR   Euro Currency
GBP   Great Britain Pound

                       FOREIGN VARIABLE SENIOR LOAN NOTES
                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)


Retail ..............................    1.2%
Utilities ...........................    1.1%
Leisure Goods/Activities/Movies .....    1.1%
Electronic/Electric .................    0.8%
Financial Intermediaries ............    0.7%
Cable & Satellite Television ........    0.6%
Publishing ..........................    0.4%
Telecommunications/Cellular .........    0.3%
Clothing/Textiles ...................    0.2%
Food Products .......................    0.2%
                                         ----
Total ...............................    6.6%
                                         ====

NOVEMBER 30, 2005               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

SECURITY VALUATION
The value of the Funds' assets is based on its proportionate shares of the current market value of the Portfolio's net assets. For securities with readily available market quotations, the Portfolio uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Portfolio's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Portfolio's Board of Trustees. In these cases, the Portfolio's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Portfolio's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date     JANUARY 17, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date     JANUARY 17, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     JANUARY 17, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.